SUPPLEMENT TO THE PROSPECTUS

Waddell & Reed Funds, Inc. Class B Shares

The following information replaces disclosure in the section entitled "WRIMCO and Its Affiliates":

Henry J. Herrmann is responsible for the day-to-day management of the portfolio of International Growth Fund. Mr. Herrmann has held his Fund responsibilities since January 2, 1996. He is Vice President of the Fund; President, Chief Executive Officer, Chief Investment Officer and Director of WRIMCO and Waddell & Reed Asset Management Company; Vice President, Chief Investment Officer and Director of Waddell & Reed Financial Services, Inc.; Director of Waddell & Reed, Inc.; Senior Vice President and Chief Investment Officer of United Investors Management Company, and Vice President of each of the other investment companies for which WRIMCO serves as investment manager. Mr. Herrmann has been an employee of Waddell & Reed, Inc. and its successor, WRIMCO, since March 15, 1971.

To be attached to the cover page of the Prospectus of Waddell & Reed Funds, Inc. Class B shares dated December 2, 1995.

This Supplement is dated January 3, 1996.

WRS3000A0

SUPPLEMENT TO THE PROSPECTUS

Waddell & Reed Funds, Inc. Class Y Shares

The following information replaces disclosure in the section entitled "WRIMCO and Its Affiliates":

Henry J. Herrmann is responsible for the day-to-day management of the portfolio of International Growth Fund. Mr. Herrmann has held his Fund responsibilities since January 2, 1996. He is Vice President of the Fund; President, Chief Executive Officer, Chief Investment Officer and Director of WRIMCO and Waddell & Reed Asset Management Company; Vice President, Chief Investment Officer and Director of Waddell & Reed Financial Services, Inc.; Director of Waddell & Reed, Inc.; Senior Vice President and Chief Investment Officer of United Investors Management Company, and Vice President of each of the other investment companies for which WRIMCO serves as investment manager. Mr. Herrmann has been an employee of Waddell & Reed, Inc. and its successor, WRIMCO, since March 15, 1971.

To be attached to the cover page of the Prospectus of Waddell & Reed Funds, Inc. Class Y shares dated December 2, 1995.

This Supplement is dated January 3, 1996.

WRS3000YA